UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Federated Bond Fund
(Institutional and Initial Class)
Semi-Annual Report
June 30, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2016
Rating	Percentage of Fund Investments
Aaa	41.17%
Aa1	0.22
Aa2	1.16
Aa3	3.66
A1	1.92
A2	3.83
A3	5.88
Baa1	8.97
Baa2	9.49
Baa3	9.10
Ba1	3.60
Ba2	1.56
Ba3	1.31
B1	1.37
B2	1.17
B3	1.87
CCC, CC, C	2.71
Not Rated	1.01
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/16)	(06/30/16)	(01/01/16 – 06/30/16)
Institutional Class
Actual	$1,000.00	$1,055.30	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.76
Initial Class
Actual	$1,000.00	$1,054.30	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.52
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class and 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.44%
$ 875,000	AmeriCredit Automobile Receivables Trust Series 2013-1 Class D 2.09%, 02/08/2019	$ 875,068
425,000	Chesapeake Funding II LLC(a)(b) Series 2016-2A Class A2 1.45%, 06/15/2028	424,957
	Santander Drive Auto Receivables Trust
	Series 2013-1 Class D
175,000	2.27%, 01/15/2019	175,560
	Series 2016-2 Class D
250,000	3.39%, 04/15/2022	252,869
TOTAL ASSET-BACKED SECURITIES — 0.44% (Cost $1,724,936)		$ 1,728,454
CORPORATE BONDS AND NOTES
Basic Materials — 2.67%
670,000	Albemarle Corp 5.45%, 12/01/2044	714,351
1,000,000	Alcoa Inc 5.87%, 02/23/2022	1,045,200
	Anglo American Capital PLC(a)
225,000	2.63%, 04/03/2017	224,325
250,000	4.45%, 09/27/2020	243,750
10,000	AngloGold Ashanti Holdings PLC 5.13%, 08/01/2022	10,200
	ArcelorMittal
200,000	7.25%, 02/25/2022	210,500
125,000	6.13%, 06/01/2025	124,375
75,000	Ashland Inc 4.75%, 08/15/2022	74,625
100,000	Braskem Finance Ltd(c) 7.38%, Perpetual	94,500
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021	199,903
600,000	4.45%, 03/01/2023	578,907
50,000	Celulosa Arauco y Constitucion SA 7.25%, 07/29/2019	56,691
125,000	Clearwater Paper Corp(a) 5.38%, 02/01/2025	125,000
75,000	Compass Minerals International Inc(a) 4.88%, 07/15/2024	69,750
100,000	Corp Nacional del Cobre de Chile 3.75%, 11/04/2020	107,136
50,000	Eco Services Operations LLC / Eco Finance Corp(a) 8.50%, 11/01/2022	50,000
35,000	Fibria Overseas Finance Ltd 5.25%, 05/12/2024	35,788
	Freeport-McMoRan Inc
75,000	3.88%, 03/15/2023	65,625
125,000	5.40%, 11/14/2034	99,375
Principal Amount		Fair Value
Basic Materials — (continued)
$ 250,000	Gold Fields Orogen Holdings BVI Ltd(a) 4.88%, 10/07/2020	$ 246,250
100,000	Hexion Inc 8.88%, 02/01/2018	86,750
75,000	Hexion US Finance Corp 6.63%, 04/15/2020	62,723
125,000	Huntsman International LLC 4.88%, 11/15/2020	125,625
250,000	Incitec Pivot Finance LLC(a) 6.00%, 12/10/2019	272,804
200,000	Novolipetsk Steel via Steel Funding Ltd(a) 4.50%, 06/15/2023	197,500
225,000	Platform Specialty Products Corp(a) 6.50%, 02/01/2022	196,875
50,000	PQ Corp(a) 6.75%, 11/15/2022	52,125
1,325,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,354,594
58,000	Rohm & Haas Co 6.00%, 09/15/2017	61,086
	RPM International Inc
225,000	6.50%, 02/15/2018	240,712
110,000	6.13%, 10/15/2019	122,402
100,000	5.25%, 06/01/2045	101,939
175,000	Signode Industrial Group Lux SA / Signode Industrial Group US Inc(a) 6.38%, 05/01/2022	167,344
	Southern Copper Corp
535,000	3.50%, 11/08/2022	531,251
250,000	6.75%, 04/16/2040	257,782
	Steel Dynamics Inc
50,000	6.38%, 08/15/2022	52,500
50,000	5.25%, 04/15/2023	51,000
	Teck Resources Ltd
75,000	8.50%, 06/01/2024(a)	77,812
50,000	6.13%, 10/01/2035	35,750
125,000	Unifrax I LLC / Unifrax Holding Co(a) 7.50%, 02/15/2019	108,125
	Vale Overseas Ltd
70,000	4.63%, 09/15/2020	67,988
13,000	5.88%, 06/10/2021	13,016
50,000	6.88%, 11/10/2039	45,515
310,000	Valspar Corp 3.30%, 02/01/2025	312,400
5,000	Volcan Cia Minera SAA 5.38%, 02/02/2022	4,475
	Worthington Industries Inc
1,100,000	6.50%, 04/15/2020	1,217,755
250,000	4.55%, 04/15/2026	258,350
75,000	WR Grace & Co-Conn(a) 5.63%, 10/01/2024	76,875
		10,529,324
Communications — 6.75%
650,000	21st Century Fox America Inc 3.70%, 10/15/2025	704,077
200,000	Acosta Inc(a) 7.75%, 10/01/2022	175,500
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 200,000	Altice SA(a) 7.63%, 02/15/2025	$ 195,250
75,000	AMC Networks Inc 5.00%, 04/01/2024	74,241
100,000	America Movil SAB de CV 5.00%, 03/30/2020	110,802
	AT&T Inc
500,000	5.00%, 03/01/2021	559,875
500,000	5.15%, 03/15/2042	539,481
1,075,000	4.80%, 06/15/2044	1,103,607
50,000	Blue Coat Holdings Inc(a) 8.38%, 06/01/2023	56,500
500,000	CBS Corp 4.90%, 08/15/2044	507,059
	CCO Holdings LLC / CCO Holdings Capital Corp
100,000	6.63%, 01/31/2022	105,500
25,000	5.25%, 09/30/2022	25,656
150,000	5.13%, 02/15/2023	152,327
50,000	5.38%, 05/01/2025(a)	50,750
75,000	5.75%, 02/15/2026(a)	77,250
50,000	5.88%, 05/01/2027(a)	51,625
150,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(a) 5.13%, 12/15/2021	142,875
150,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	150,000
50,000	CommScope Inc(a) 5.50%, 06/15/2024	50,750
75,000	CommScope Technologies Finance LLC(a) 6.00%, 06/15/2025	76,875
50,000	Cumulus Media Holdings Inc 7.75%, 05/01/2019	20,500
270,000	Discovery Communications LLC 4.90%, 03/11/2026	286,328
	DISH DBS Corp
100,000	5.88%, 07/15/2022	97,250
25,000	5.00%, 03/15/2023	22,750
75,000	5.88%, 11/15/2024	69,750
50,000	7.75%, 07/01/2026(a)	51,500
75,000	Entercom Radio LLC 10.50%, 12/01/2019	79,125
1,050,000	Expedia Inc 5.95%, 08/15/2020	1,174,497
175,000	Expo Event Transco Inc(a) 9.00%, 06/15/2021	176,531
	Gray Television Inc
125,000	7.50%, 10/01/2020	130,313
50,000	5.88%, 07/15/2026(a)	50,125
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	306,418
40,000	8.50%, 03/11/2032	52,261
200,000	5.00%, 05/13/2045	191,968
200,000	GTH Finance BV(a) 7.25%, 04/26/2023	208,000
500,000	Historic TW Inc 6.88%, 06/15/2018	552,302
100,000	iHeartCommunications Inc 9.00%, 03/01/2021	70,500
Principal Amount		Fair Value
Communications — (continued)
	Intelsat Jackson Holdings SA
$ 50,000	7.50%, 04/01/2021	$ 34,500
150,000	6.63%, 12/15/2022	101,250
225,000	5.50%, 08/01/2023	142,875
150,000	Intelsat Luxembourg SA 8.13%, 06/01/2023	37,125
1,938,000	Interpublic Group of Cos Inc 2.25%, 11/15/2017	1,950,508
75,000	Lamar Media Corp 5.00%, 05/01/2023	77,250
50,000	Level 3 Communications Inc 5.75%, 12/01/2022	50,625
	Level 3 Financing Inc
50,000	5.38%, 01/15/2024	50,188
50,000	5.25%, 03/15/2026(a)	49,000
100,000	LIN Television Corp 5.88%, 11/15/2022	100,500
	Match Group Inc(a)
125,000	6.75%, 12/15/2022	130,000
50,000	6.38%, 06/01/2024	52,000
50,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance(a) 7.88%, 05/15/2024	51,750
325,000	Neptune Finco Corp(a) 10.88%, 10/15/2025	371,514
125,000	Nexstar Broadcasting Inc(a) 6.13%, 02/15/2022	126,250
200,000	Nielsen Finance LLC / Nielsen Finance Co(a) 5.00%, 04/15/2022	204,000
200,000	Numericable-SFR SAS(a) 7.38%, 05/01/2026	197,750
1,000,000	Omnicom Group Inc 3.63%, 05/01/2022	1,062,501
200,000	Ooredoo International Finance Ltd 3.88%, 01/31/2028	200,000
75,000	Outfront Media Capital LLC / Outfront Media Capital Corp 5.88%, 03/15/2025	77,250
200,000	Proven Honour Capital Ltd 4.13%, 05/19/2025	207,780
	Radio One Inc(a)
100,000	9.25%, 02/15/2020	88,500
75,000	7.38%, 04/15/2022	71,625
175,000	Sinclair Television Group Inc(a) 5.63%, 08/01/2024	178,937
	Sirius XM Radio Inc(a)
75,000	4.63%, 05/15/2023	72,756
50,000	6.00%, 07/15/2024	51,688
75,000	5.38%, 04/15/2025	74,672
50,000	5.38%, 07/15/2026	49,500
575,000	Sky PLC(a) 3.75%, 09/16/2024	597,393
100,000	Sprint Capital Corp 6.88%, 11/15/2028	78,500
	Sprint Communications Inc
100,000	7.00%, 03/01/2020(a)	104,699
225,000	6.00%, 11/15/2022	177,052
125,000	Sprint Corp 7.13%, 06/15/2024	99,688
	T-Mobile USA Inc
100,000	6.73%, 04/28/2022	105,155
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 175,000	6.63%, 04/01/2023	$ 185,391
75,000	6.50%, 01/15/2024	78,938
50,000	6.38%, 03/01/2025	52,250
50,000	6.50%, 01/15/2026	52,750
125,000	TEGNA Inc 6.38%, 10/15/2023	132,813
1,500,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/2022	1,622,853
300,000	Telefonica Emisiones SAU 7.05%, 06/20/2036	383,277
	Time Warner Cable Inc
1,730,000	5.00%, 02/01/2020	1,880,415
750,000	5.50%, 09/01/2041	787,788
	Time Warner Inc
50,000	6.25%, 04/01/2021	52,156
600,000	6.25%, 03/29/2041	755,074
100,000	Townsquare Media Inc(a) 6.50%, 04/01/2023	98,875
175,000	Tribune Media Co 5.88%, 07/15/2022	174,125
200,000	Unitymedia KabelBW GmbH(a) 6.13%, 01/15/2025	204,980
75,000	VeriSign Inc 4.63%, 05/01/2023	75,938
	Verizon Communications Inc
900,000	5.15%, 09/15/2023	1,048,163
450,000	4.15%, 03/15/2024	496,424
700,000	5.05%, 03/15/2034	776,926
760,000	Viacom Inc 3.88%, 04/01/2024	771,931
200,000	Virgin Media Secured Finance PLC(a) 5.25%, 01/15/2026	193,500
	WPP Finance 2010
650,000	5.13%, 09/07/2042	685,569
500,000	5.63%, 11/15/2043	574,419
		26,559,454
Consumer, Cyclical — 3.79%
200,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(a) 6.00%, 04/01/2022	207,438
1,000,000	Advance Auto Parts Inc 4.50%, 12/01/2023	1,074,091
	American Axle & Manufacturing Inc
75,000	6.25%, 03/15/2021	77,812
75,000	6.63%, 10/15/2022	80,250
75,000	American Builders & Contractors Supply Co Inc(a) 5.63%, 04/15/2021	77,437
75,000	Aramark Services Inc(a) 5.13%, 01/15/2024	76,500
	AutoNation Inc
170,000	3.35%, 01/15/2021	174,075
100,000	4.50%, 10/01/2025	105,596
525,000	AutoZone Inc 3.25%, 04/15/2025	544,240
50,000	Beacon Roofing Supply Inc 6.38%, 10/01/2023	52,375
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	Boyd Gaming Corp
$ 100,000	6.88%, 05/15/2023	$ 106,500
50,000	6.38%, 04/01/2026(a)	52,250
75,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(a) 9.25%, 02/01/2020	66,188
	CVS Health Corp
495,000	3.88%, 07/20/2025	544,489
350,000	5.13%, 07/20/2045	434,202
310,000	Dollar General Corp 4.15%, 11/01/2025	340,598
50,000	EMI Music Publishing Group North America Holdings Inc(a) 7.63%, 06/15/2024	51,375
	Ferrellgas LP / Ferrellgas Finance Corp
100,000	6.50%, 05/01/2021	91,750
75,000	6.75%, 01/15/2022	68,250
50,000	6.75%, 06/15/2023(a)	43,875
1,225,000	Ford Motor Co 4.75%, 01/15/2043	1,296,642
	General Motors Co
400,000	5.20%, 04/01/2045	396,291
130,000	6.75%, 04/01/2046	154,204
400,000	General Motors Financial Co Inc 3.10%, 01/15/2019	408,624
	GLP Capital LP / GLP Financing II Inc
50,000	5.38%, 11/01/2023	52,188
50,000	5.38%, 04/15/2026	51,500
	Goodyear Tire & Rubber Co
50,000	5.13%, 11/15/2023	51,625
50,000	5.00%, 05/31/2026	50,938
50,000	Hanesbrands Inc(a) 4.88%, 05/15/2026	50,180
500,000	Harley-Davidson Financial Services Inc(a) 2.15%, 02/26/2020	510,410
	HD Supply Inc(a)
50,000	5.25%, 12/15/2021	52,188
50,000	5.75%, 04/15/2024	52,000
150,000	Hillman Group Inc(a) 6.38%, 07/15/2022	133,500
360,000	Hyatt Hotels Corp 4.85%, 03/15/2026	391,526
	Hyundai Capital America(a)
50,000	2.55%, 02/06/2019	50,825
340,000	2.60%, 03/19/2020	346,106
400,000	Hyundai Capital Services Inc(a) 2.63%, 09/29/2020	408,298
550,000	Ingram Micro Inc 4.95%, 12/15/2024	547,812
100,000	International Automotive Components Group SA(a) 9.13%, 06/01/2018	100,000
100,000	JB Poindexter & Co Inc(a) 9.00%, 04/01/2022	104,000
50,000	JC Penney Corp Inc(a) 5.88%, 07/01/2023	50,313
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 100,000	KFC Holding Co/Pizza Hut Holdings LLC / Taco Bell of America LLC(a) 5.25%, 06/01/2026	$ 102,500
50,000	Lear Corp 4.75%, 01/15/2023	51,375
500,000	Magna International Inc 3.63%, 06/15/2024	527,390
50,000	MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer Inc(a) 5.63%, 05/01/2024	52,875
	MGM Resorts International
75,000	6.75%, 10/01/2020	81,937
75,000	7.75%, 03/15/2022	84,750
50,000	6.00%, 03/15/2023	52,750
100,000	Mohegan Tribal Gaming Authority 9.75%, 09/01/2021	106,500
100,000	MPG Holdco I Inc 7.38%, 10/15/2022	98,250
75,000	Neiman Marcus Group Ltd LLC(a)(d) 8.75%, 10/15/2021	57,000
400,000	Newell Rubbermaid Inc 4.20%, 04/01/2026	433,620
100,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc 10.50%, 01/15/2020	105,250
75,000	Omega US Sub LLC(a) 8.75%, 07/15/2023	73,500
180,000	O'Reilly Automotive Inc 3.55%, 03/15/2026	188,727
125,000	Party City Holdings Inc(a) 6.13%, 08/15/2023	129,375
150,000	Penn National Gaming Inc 5.88%, 11/01/2021	152,625
50,000	Performance Food Group Inc(a) 5.50%, 06/01/2024	50,875
50,000	Pinnacle Entertainment Inc(a) 5.63%, 05/01/2024	49,875
	Regal Entertainment Group
50,000	5.75%, 03/15/2022	51,125
75,000	5.75%, 02/01/2025	73,875
125,000	Rite Aid Corp(a) 6.13%, 04/01/2023	133,437
70,000	Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp(a) 9.50%, 06/15/2019	71,750
150,000	RSI Home Products Inc(a) 6.50%, 03/15/2023	154,125
100,000	Sabre Global Inc(a) 5.38%, 04/15/2023	102,250
175,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(a) 5.88%, 05/15/2021	175,437
150,000	Serta Simmons Holdings LLC(a) 8.13%, 10/01/2020	153,375
1,000,000	Southwest Airlines Co 2.75%, 11/06/2019	1,033,777
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 100,000	Springs Industries Inc 6.25%, 06/01/2021	$ 101,000
125,000	Station Casinos LLC 7.50%, 03/01/2021	132,344
	Suburban Propane Partners LP / Suburban Energy Finance Corp
63,000	7.38%, 08/01/2021	65,560
100,000	5.50%, 06/01/2024	98,250
50,000	5.75%, 03/01/2025	49,125
50,000	Tempur Sealy International Inc(a) 5.50%, 06/15/2026	49,125
50,000	Tenneco Inc 5.00%, 07/15/2026	50,719
200,000	Under Armour Inc 3.25%, 06/15/2026	201,937
75,000	Vista Outdoor Inc(a) 5.88%, 10/01/2023	78,000
150,000	Wal-Mart Stores Inc 5.63%, 04/15/2041	201,885
		14,904,731
Consumer, Non-Cyclical — 4.48%
215,000	AbbVie Inc 3.60%, 05/14/2025	225,283
75,000	Acadia Healthcare Co Inc(a) 6.50%, 03/01/2024	76,125
600,000	Aetna Inc 3.20%, 06/15/2026	617,294
50,000	Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC(a) 6.63%, 06/15/2024	51,625
34,000	Altria Group Inc 9.25%, 08/06/2019	41,916
125,000	Amsurg Corp 5.63%, 07/15/2022	128,438
	Anheuser-Busch InBev Finance Inc
1,000,000	3.65%, 02/01/2026	1,071,246
230,000	4.90%, 02/01/2046	269,524
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	478,464
100,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc(a) 6.38%, 04/01/2024	99,000
300,000	Bayer US Finance LLC(a) 3.38%, 10/08/2024	311,849
	Becton Dickinson & Co
120,000	3.73%, 12/15/2024	129,257
125,000	4.69%, 12/15/2044	140,822
	Celgene Corp
240,000	3.88%, 08/15/2025	255,999
175,000	5.00%, 08/15/2045	192,734
	CHS/Community Health Systems Inc
75,000	5.13%, 08/01/2021	74,438
200,000	6.88%, 02/01/2022	175,000
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	327,071
300,000	Crimson Merger Sub Inc(a) 6.63%, 05/15/2022	247,500
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 50,000	DaVita HealthCare Partners Inc 5.13%, 07/15/2024	$ 50,555
100,000	DP World Ltd(a) 6.85%, 07/02/2037	109,538
200,000	Endo Finance LLC(a) 6.00%, 07/15/2023	175,000
175,000	Envision Healthcare Corp(a) 5.13%, 07/01/2022	175,875
250,000	Equifax Inc 2.30%, 06/01/2021	253,534
700,000	ERAC USA Finance LLC(a) 5.25%, 10/01/2020	785,792
175,000	First Quality Finance Co Inc(a) 4.63%, 05/15/2021	165,375
150,000	Fomento Economico Mexicano SAB de CV 2.88%, 05/10/2023	149,846
175,000	Garda World Security Corp(a) 7.25%, 11/15/2021	141,313
700,000	Gilead Sciences Inc 3.65%, 03/01/2026	761,725
100,000	Grifols Worldwide Operations Ltd 5.25%, 04/01/2022	101,750
	Grupo Bimbo SAB de CV
100,000	4.88%, 06/30/2020	109,856
10,000	4.50%, 01/25/2022(a)	10,829
400,000	4.88%, 06/27/2044(a)	393,854
100,000	HCA Holdings Inc 6.25%, 02/15/2021	106,750
	HCA Inc
275,000	5.88%, 03/15/2022	299,062
50,000	5.38%, 02/01/2025	51,250
150,000	5.25%, 04/15/2025	156,750
150,000	Hearthside Group Holdings LLC / Hearthside Finance Co(a) 6.50%, 05/01/2022	127,125
100,000	Hertz Corp 6.25%, 10/15/2022	103,000
125,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	120,078
225,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(a) 6.38%, 08/01/2023	230,063
30,000	JBS USA LLC / JBS USA Finance Inc 5.75%, 06/15/2025	28,200
2,100,000	Kerry Group Financial Services(a) 3.20%, 04/09/2023	2,110,888
	Kraft Heinz Foods Co(a)
300,000	3.00%, 06/01/2026	302,453
280,000	4.38%, 06/01/2046	296,106
	LifePoint Health Inc
50,000	5.88%, 12/01/2023	52,000
75,000	5.38%, 05/01/2024(a)	75,188
125,000	Mallinckrodt International Finance SA 4.75%, 04/15/2023	101,250
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(a)
$ 50,000	5.63%, 10/15/2023	$ 46,563
50,000	5.50%, 04/15/2025	44,606
190,000	Mead Johnson Nutrition Co 4.13%, 11/15/2025	207,243
	Molson Coors Brewing Co
170,000	3.00%, 07/15/2026	169,832
120,000	4.20%, 07/15/2046	120,513
100,000	MPH Acquisition Holdings LLC(a) 7.13%, 06/01/2024	105,000
125,000	Mustang Merger Corp(a) 8.50%, 08/15/2021	130,625
	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
50,000	4.88%, 05/01/2021	50,688
50,000	5.88%, 01/15/2024(a)	52,313
	Post Holdings Inc(a)
50,000	7.75%, 03/15/2024	54,938
125,000	8.00%, 07/15/2025	138,594
200,000	Prestige Brands Inc(a) 5.38%, 12/15/2021	203,000
75,000	ServiceMaster Co LLC 7.45%, 08/15/2027	77,063
	Spectrum Brands Inc
50,000	6.13%, 12/15/2024	52,750
75,000	5.75%, 07/15/2025	78,094
175,000	Sterigenics-Nordion Holdings LLC(a) 6.50%, 05/15/2023	177,188
125,000	Surgical Care Affiliates Inc(a) 6.00%, 04/01/2023	127,500
125,000	Syniverse Holdings Inc 9.13%, 01/15/2019	61,250
75,000	Team Health Inc(a) 7.25%, 12/15/2023	80,259
75,000	Teleflex Inc 5.25%, 06/15/2024	75,750
	Tenet Healthcare Corp
100,000	4.38%, 10/01/2021	99,250
200,000	8.13%, 04/01/2022	204,960
100,000	6.75%, 06/15/2023	95,750
70,000	Teva Pharmaceutical Finance Co BV 2.95%, 12/18/2022	71,198
120,000	Total System Services Inc 4.80%, 04/01/2026	130,126
50,000	TreeHouse Foods Inc(a) 6.00%, 02/15/2024	53,000
250,000	Tyson Foods Inc 5.15%, 08/15/2044	288,280
50,000	United Rentals North America Inc 5.50%, 07/15/2025	49,250
	UnitedHealth Group Inc
400,000	6.00%, 02/15/2018	431,333
235,000	3.75%, 07/15/2025	257,822
160,000	4.75%, 07/15/2045	192,753
100,000	US Foods Inc(a) 5.88%, 06/15/2024	102,500
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Valeant Pharmaceuticals International Escrow Inc(a)
$ 100,000	5.88%, 05/15/2023	$ 80,750
150,000	6.13%, 04/15/2025	120,375
	Valeant Pharmaceuticals International Inc(a)
75,000	5.63%, 12/01/2021	61,875
50,000	5.50%, 03/01/2023	40,156
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	159,719
225,000	5.50%, 06/15/2045	231,380
100,000	Vizient Inc(a) 10.38%, 03/01/2024	107,250
325,000	Zimmer Biomet Holdings Inc 3.55%, 04/01/2025	334,978
		17,625,064
Diversified — 0.45%
200,000	Argos Merger Sub Inc(a) 7.13%, 03/15/2023	206,000
125,000	DH Services Luxembourg S.a.r.l.(a) 7.75%, 12/15/2020	130,937
250,000	Hutchison Whampoa International 09 Ltd(a) 7.63%, 04/09/2019	288,476
750,000	Hutchison Whampoa International 11 Ltd(a) 3.50%, 01/13/2017	758,700
100,000	Hutchison Whampoa International 12 Ltd(b)(c) 6.00%, Perpetual	103,000
200,000	KazAgro National Management Holding JSC(a) 4.63%, 05/24/2023	182,520
95,000	MUFG Americas Holdings Corp 3.00%, 02/10/2025	96,632
		1,766,265
Energy — 7.46%
1,100,000	Anadarko Petroleum Corp 3.45%, 07/15/2024	1,075,184
150,000	Antero Resources Finance Corp 5.38%, 11/01/2021	146,625
510,000	Apache Corp 4.25%, 01/15/2044	493,701
1,000,000	BP Capital Markets PLC 2.75%, 05/10/2023	1,007,632
50,000	California Resources Corp 6.00%, 11/15/2024	24,500
	Canadian Natural Resources Ltd
250,000	3.90%, 02/01/2025	247,582
200,000	5.85%, 02/01/2035	202,092
	Carrizo Oil & Gas Inc
75,000	7.50%, 09/15/2020	75,937
50,000	6.25%, 04/15/2023	48,125
50,000	CGG SA 6.88%, 01/15/2022	21,750
Principal Amount		Fair Value
Energy — (continued)
$ 100,000	Cheniere Corpus Christi Holdings LLC(a) 7.00%, 06/30/2024	$ 102,688
	Chesapeake Energy Corp
75,000	6.88%, 11/15/2020	52,125
50,000	8.00%, 12/15/2022(a)	42,375
200,000	CNOOC Finance 2013 Ltd 4.25%, 05/09/2043	200,592
500,000	CNPC HK Overseas Capital Ltd(a) 5.95%, 04/28/2041	640,688
350,000	Columbia Pipeline Group Inc 5.80%, 06/01/2045	403,927
75,000	Continental Resources Inc 4.50%, 04/15/2023	69,937
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp
75,000	6.00%, 12/15/2020	70,875
50,000	6.25%, 04/01/2023(a)	46,000
50,000	CrownRock LP / CrownRock Finance Inc(a) 7.75%, 02/15/2023	52,250
100,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	86,000
50,000	Ecopetrol SA 4.25%, 09/18/2018	51,750
	Enbridge Energy Partners LP
650,000	4.20%, 09/15/2021	666,606
690,000	5.50%, 09/15/2040	675,820
150,000	Energy Transfer Equity LP 5.88%, 01/15/2024	145,875
	Energy Transfer Partners LP
1,000,000	4.90%, 02/01/2024	1,022,374
250,000	5.15%, 03/15/2045	227,174
	Enterprise Products Operating LLC
1,000,000	3.90%, 02/15/2024	1,058,357
395,000	3.75%, 02/15/2025	411,979
50,000	EP Energy LLC / Everest Acquisition Finance Inc 6.38%, 06/15/2023	30,000
750,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	812,308
	Gulfport Energy Corp
75,000	7.75%, 11/01/2020	77,062
50,000	6.63%, 05/01/2023	49,250
75,000	Halcon Resources Corp(a) 8.63%, 02/01/2020	70,734
1,250,000	Hess Corp 7.13%, 03/15/2033	1,397,690
100,000	Holly Energy Partners LP / Holly Energy Finance Corp 6.50%, 03/01/2020	100,500
	Husky Energy Inc
150,000	6.15%, 06/15/2019	161,586
925,000	3.95%, 04/15/2022	956,711
	Kinder Morgan Energy Partners LP
500,000	5.80%, 03/01/2021	543,096
1,000,000	5.00%, 03/01/2043	946,797
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
	Laredo Petroleum Inc
$ 50,000	5.63%, 01/15/2022	$ 46,750
50,000	6.25%, 03/15/2023	47,500
50,000	Legacy Reserves LP / Legacy Reserves Finance Corp 6.63%, 12/01/2021	21,000
200,000	Lukoil International Finance BV 4.56%, 04/24/2023	202,530
500,000	Marathon Oil Corp 3.85%, 06/01/2025	459,365
	Marathon Petroleum Corp
700,000	5.13%, 03/01/2021	774,070
300,000	4.75%, 09/15/2044	255,818
	MPLX LP(a)
25,000	4.50%, 07/15/2023	24,231
75,000	4.88%, 06/01/2025	73,299
	Nabors Industries Inc
685,000	5.00%, 09/15/2020	644,534
1,200,000	5.10%, 09/15/2023	1,068,802
100,000	Northern Oil & Gas Inc 8.00%, 06/01/2020	75,500
50,000	Northern Tier Energy LLC / Northern Tier Finance Corp 7.13%, 11/15/2020	50,875
	Oasis Petroleum Inc
50,000	6.50%, 11/01/2021	45,625
50,000	6.88%, 03/15/2022	46,188
50,000	6.88%, 01/15/2023	45,500
50,000	Parsley Energy LLC / Parsley Finance Corp(a) 6.25%, 06/01/2024	50,625
	Petrobras Global Finance BV
250,000	7.88%, 03/15/2019	258,125
50,000	5.75%, 01/20/2020	48,305
50,000	4.38%, 05/20/2023	40,610
1,000,000	Petrobras International Finance Co 5.38%, 01/27/2021	915,950
400,000	Petro-Canada 6.80%, 05/15/2038	520,330
200,000	Petroleos de Venezuela SA 9.75%, 05/17/2035	79,990
	Petroleos Mexicanos
50,000	3.50%, 07/18/2018	50,325
200,000	4.88%, 01/24/2022	204,478
1,125,000	4.88%, 01/18/2024	1,140,525
600,000	4.50%, 01/23/2026	577,440
500,000	6.50%, 06/02/2041	506,250
100,000	6.38%, 01/23/2045	100,500
150,000	Phillips 66 4.88%, 11/15/2044	163,734
50,000	QEP Resources Inc 5.25%, 05/01/2023	46,000
150,000	Range Resources Corp 4.88%, 05/15/2025	142,875
	Rice Energy Inc
25,000	6.25%, 05/01/2022	24,813
50,000	7.25%, 05/01/2023	50,750
50,000	Rose Rock Midstream LP / Rose Rock Finance Corp 5.63%, 11/15/2023	43,500
100,000	RSP Permian Inc 6.63%, 10/01/2022	103,000
Principal Amount		Fair Value
Energy — (continued)
	Sabine Pass Liquefaction LLC
$150,000	5.63%, 02/01/2021	$ 151,500
50,000	5.63%, 03/01/2025	49,813
850,000	Schlumberger Holdings Corp(a) 4.00%, 12/21/2025	914,799
	Shell International Finance BV
215,000	2.88%, 05/10/2026	218,436
175,000	4.00%, 05/10/2046	178,484
	SM Energy Co
50,000	5.00%, 01/15/2024	42,750
50,000	5.63%, 06/01/2025	43,000
200,000	Southeast Supply Header LLC(a) 4.25%, 06/15/2024	198,132
175,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	150,500
75,000	Targa Pipeline Partners LP / Atlas Pipeline Finance Corp 5.88%, 08/01/2023	69,375
	TerraForm Power Operating LLC(a)
75,000	5.88%, 02/01/2023	71,385
50,000	6.13%, 06/15/2025	47,250
100,000	Tesoro Corp 5.13%, 04/01/2024	100,500
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
100,000	6.13%, 10/15/2021	103,500
50,000	6.38%, 05/01/2024	52,375
200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/2018	202,250
	Valero Energy Corp
150,000	9.38%, 03/15/2019	179,253
900,000	7.50%, 04/15/2032	1,071,446
	Weatherford International Ltd
900,000	4.50%, 04/15/2022	771,750
75,000	8.25%, 06/15/2023	71,250
50,000	7.00%, 03/15/2038	37,000
100,000	Western Refining Logistics LP / WNRL Finance Corp 7.50%, 02/15/2023	98,500
	Whiting Petroleum Corp
50,000	5.75%, 03/15/2021	45,125
125,000	6.25%, 04/01/2023	111,875
50,000	Williams Cos Inc 4.55%, 06/24/2024	45,925
	Williams Partners LP
300,000	5.25%, 03/15/2020	308,660
565,000	4.90%, 01/15/2045	479,959
50,000	Williams Partners LP / ACMP Finance Corp 4.88%, 03/15/2024	47,956
35,000	YPF SA(a) 8.50%, 03/23/2021	37,363
		29,366,077
Financial — 16.00%
	ACE INA Holdings Inc
10,000	5.70%, 02/15/2017	10,282
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 290,000	3.35%, 05/03/2026	$ 309,111
	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
340,000	3.95%, 02/01/2022	340,000
250,000	4.63%, 07/01/2022	256,020
600,000	Aflac Inc 3.63%, 06/15/2023	642,019
1,500,000	Alexandria Real Estate Equities Inc 3.90%, 06/15/2023	1,557,337
	Ally Financial Inc
50,000	4.63%, 05/19/2022	50,375
100,000	4.63%, 03/30/2025	98,375
150,000	5.75%, 11/20/2025	150,375
875,000	American International Group Inc 4.50%, 07/16/2044	846,513
1,120,000	American Tower Corp 3.40%, 02/15/2019	1,166,290
350,000	Associated Banc-Corp 4.25%, 01/15/2025	361,317
2,400,000	Bank of America Corp 5.00%, 05/13/2021	2,687,230
200,000	Bank of China Ltd 5.00%, 11/13/2024	212,916
100,000	BBVA Bancomer SA(b) 6.01%, 05/17/2022	99,500
230,000	Berkshire Hathaway Inc 3.13%, 03/15/2026	241,165
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	550,665
	Capital One Financial Corp
300,000	2.45%, 04/24/2019	304,608
320,000	4.20%, 10/29/2025	328,973
350,000	Capital One NA 2.95%, 07/23/2021	359,665
2,375,000	Citigroup Inc 4.05%, 07/30/2022	2,502,283
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	484,173
325,000	City National Corp 5.25%, 09/15/2020	366,735
500,000	CNA Financial Corp 5.88%, 08/15/2020	563,572
515,000	Comerica Inc 3.80%, 07/22/2026	523,989
	Compass Bank
500,000	2.75%, 09/29/2019	493,781
400,000	3.88%, 04/10/2025	383,850
200,000	Credit Bank of Moscow Via CBOM Finance PLC 8.70%, 11/13/2018	206,000
	Crown Castle International Corp
400,000	4.45%, 02/15/2026	434,254
240,000	3.70%, 06/15/2026	247,606
75,000	Dana Financing Luxembourg S.a.r.l.(a) 6.50%, 06/01/2026	73,031
250,000	Discover Financial Services 3.85%, 11/21/2022	253,899
780,000	Fifth Third Bancorp 2.30%, 03/01/2019	794,620
200,000	FMR LLC(a) 7.57%, 06/15/2029	276,729
Principal Amount		Fair Value
Financial — (continued)
$ 200,000	Franshion Brilliant Ltd 5.75%, 03/19/2019	$ 215,000
2,236,000	General Electric Capital International Funding Co(a) 3.37%, 11/15/2025	2,426,574
200,000	Global Bank Corp(a) 5.13%, 10/30/2019	206,500
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	16,162
1,000,000	2.63%, 01/31/2019	1,023,468
750,000	5.38%, 03/15/2020	834,239
1,250,000	5.25%, 07/27/2021	1,410,602
500,000	3.50%, 01/23/2025	513,754
	Health Care REIT Inc
375,000	4.13%, 04/01/2019	396,758
510,000	4.00%, 06/01/2025	536,015
1,325,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	1,358,207
	Host Hotels & Resorts LP
470,000	4.00%, 06/15/2025	477,910
100,000	4.50%, 02/01/2026	105,441
290,000	HSBC Holdings PLC 5.10%, 04/05/2021	319,987
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,438,153
100,000	Hub Holdings LLC / Hub Holdings Finance Inc(a)(d) 8.13%, 07/15/2019	96,000
200,000	HUB International Ltd(a) 7.88%, 10/01/2021	192,000
1,020,000	Huntington National Bank 2.20%, 04/01/2019	1,029,423
100,000	ICICI Bank Ltd(a) 5.75%, 11/16/2020	112,179
200,000	Industrial & Commercial Bank of China Ltd(b)(c) 6.00%, Perpetual	208,466
180,000	Invesco Finance PLC 3.75%, 01/15/2026	193,220
	Jefferies Group LLC
1,400,000	6.88%, 04/15/2021	1,589,962
550,000	5.13%, 01/20/2023	577,780
	JPMorgan Chase & Co
550,000	4.50%, 01/24/2022	612,065
2,195,000	3.38%, 05/01/2023	2,237,866
200,000	KEB Hana Bank 2.50%, 01/27/2021	204,390
90,000	Kimco Realty Corp 3.40%, 11/01/2022	94,338
200,000	Korea Development Bank 2.50%, 03/11/2020	205,751
	Liberty Mutual Group Inc(a)
235,000	5.00%, 06/01/2021	259,491
850,000	4.95%, 05/01/2022	939,310
600,000	4.25%, 06/15/2023	637,342
390,000	Liberty Property LP 3.75%, 04/01/2025	401,981
	Lincoln National Corp
1,000,000	8.75%, 07/01/2019	1,182,919
225,000	4.20%, 03/15/2022	241,327
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	Manufacturers & Traders Trust Co 2.25%, 07/25/2019	$ 1,021,019
	Massachusetts Mutual Life Insurance Co(a)
1,000,000	5.38%, 12/01/2041	1,161,161
350,000	4.50%, 04/15/2065	334,483
350,000	MetLife Inc 4.05%, 03/01/2045	344,788
1,100,000	Mid-America Apartments LP 3.75%, 06/15/2024	1,140,879
	Morgan Stanley
1,000,000	4.10%, 05/22/2023	1,036,862
1,500,000	5.00%, 11/24/2025	1,642,186
	MUFG Union Bank NA
250,000	2.63%, 09/26/2018	255,474
250,000	2.25%, 05/06/2019	254,071
	National Rural Utilities Cooperative Finance Corp
500,000	10.38%, 11/01/2018	604,151
370,000	5.25%, 04/20/2046(b)	378,788
1,150,000	Nationwide Mutual Insurance Co(a) 9.38%, 08/15/2039	1,748,392
	Navient Corp
50,000	5.50%, 01/25/2023	43,875
75,000	5.88%, 10/25/2024	64,125
800,000	New York Life Insurance Co(a) 6.75%, 11/15/2039	1,093,093
1,000,000	Northwestern Mutual Life Insurance Co(a) 6.06%, 03/30/2040	1,279,136
	Power Sector Assets & Liabilities Management Corp
100,000	7.25%, 05/27/2019	115,250
100,000	7.39%, 12/02/2024	135,374
135,000	Principal Life Global Funding II(a) 2.20%, 04/08/2020	137,144
1,300,000	Prologis LP 3.35%, 02/01/2021	1,375,448
175,000	Quicken Loans Inc(a) 5.75%, 05/01/2025	168,875
244,000	Raymond James Financial Inc 5.63%, 04/01/2024	279,015
540,000	Regions Financial Corp 3.20%, 02/08/2021	555,821
75,000	RHP Hotel Properties LP / RHP Finance Corp 5.00%, 04/15/2023	74,438
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a) 5.10%, 07/25/2018	206,140
660,000	S&P Global Inc 4.40%, 02/15/2026	740,752
550,000	State Street Corp 3.30%, 12/16/2024	588,104
	Stifel Financial Corp
240,000	3.50%, 12/01/2020	243,263
300,000	4.25%, 07/18/2024	307,683
	SunTrust Banks Inc
310,000	2.90%, 03/03/2021	320,968
200,000	3.30%, 05/15/2026	201,628
Principal Amount		Fair Value
Financial — (continued)
$ 950,000	TD Ameritrade Holding Corp 3.63%, 04/01/2025	$ 1,017,669
440,000	TIAA Asset Management Finance Co LLC(a) 4.13%, 11/01/2024	462,218
500,000	UDR Inc 4.63%, 01/10/2022	553,574
250,000	Visa Inc 3.15%, 12/14/2025	267,278
	Vnesheconombank Via VEB Finance PLC
200,000	5.38%, 02/13/2017(a)	203,500
200,000	6.80%, 11/22/2025	219,540
	Wells Fargo & Co
1,000,000	4.30%, 07/22/2027	1,079,731
340,000	4.90%, 11/17/2045	372,063
500,000	WP Carey Inc 4.60%, 04/01/2024	513,007
		63,012,804
Industrial — 3.69%
100,000	Accudyne Industries Borrower / Accudyne Industries LLC(a) 7.75%, 12/15/2020	88,250
100,000	Air Medical Merger Sub Corp(a) 6.38%, 05/15/2023	95,000
50,000	Allegion PLC 5.88%, 09/15/2023	53,000
50,000	Allegion US Holding Co Inc 5.75%, 10/01/2021	52,250
50,000	Anixter Inc 5.50%, 03/01/2023	50,875
250,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc(a) 7.25%, 05/15/2024	255,156
470,000	BAE Systems Holdings Inc(a) 3.85%, 12/15/2025	498,173
	Ball Corp
75,000	4.00%, 11/15/2023	73,875
25,000	5.25%, 07/01/2025	26,063
200,000	Belden Inc(a) 5.50%, 09/01/2022	201,500
150,000	Berry Plastics Corp 5.50%, 05/15/2022	153,562
1,000,000	Burlington Northern Santa Fe LLC 5.75%, 05/01/2040	1,282,711
175,000	BWAY Holding Co(a) 9.13%, 08/15/2021	167,562
75,000	Cleaver-Brooks Inc(a) 8.75%, 12/15/2019	74,438
	Embraer Overseas Ltd
1,407,000	5.70%, 09/16/2023(a)	1,456,245
20,000	5.70%, 09/16/2023	20,700
125,000	FGI Operating Co LLC / FGI Finance Inc 7.88%, 05/01/2020	90,625
135,000	Flextronics International Ltd 4.75%, 06/15/2025	136,350
50,000	Gardner Denver Inc(a) 6.88%, 08/15/2021	45,375
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 175,000	Gates Global LLC / Gates Global Co(a) 6.00%, 07/15/2022	$ 153,125
144,000	General Electric Capital Corp 5.50%, 01/08/2020	164,595
120,000	Hubbell Inc 5.95%, 06/01/2018	130,133
500,000	Kansas City Southern de Mexico SA de CV(a) 3.00%, 05/15/2023	508,352
800,000	Keysight Technologies Inc 4.55%, 10/30/2024	815,178
480,000	Lockheed Martin Corp 3.80%, 03/01/2045	490,849
1,000,000	Masco Corp 7.13%, 03/15/2020	1,151,500
75,000	Milacron LLC / Mcron Finance Corp(a) 7.75%, 02/15/2021	77,250
360,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	367,399
125,000	Multi-Color Corp(a) 6.13%, 12/01/2022	127,812
100,000	NCI Building Systems Inc(a) 8.25%, 01/15/2023	107,479
100,000	Nortek Inc 8.50%, 04/15/2021	103,750
	Owens-Brockway Glass Container Inc(a)
50,000	5.38%, 01/15/2025	49,625
75,000	6.38%, 08/15/2025	78,375
460,000	Packaging Corp of America 3.65%, 09/15/2024	475,140
50,000	Pactiv LLC 7.95%, 12/15/2025	51,875
650,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 2.50%, 06/15/2019	657,082
350,000	Pentair Inc 5.00%, 05/15/2021	377,266
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
125,000	5.75%, 10/15/2020	129,062
100,000	8.25%, 02/15/2021	104,612
50,000	7.00%, 07/15/2024(a)	51,475
130,000	Roper Technologies Inc 3.85%, 12/15/2025	138,699
1,000,000	Ryder System Inc 2.45%, 11/15/2018	1,016,225
	Sealed Air Corp(a)
50,000	5.25%, 04/01/2023	51,750
100,000	5.13%, 12/01/2024	102,625
250,000	Textron Financial Corp(a)(b) 6.00%, 02/15/2067	152,500
	Textron Inc
300,000	4.30%, 03/01/2024	322,390
155,000	3.88%, 03/01/2025	163,768
	TransDigm Inc
200,000	5.50%, 10/15/2020	203,500
75,000	6.50%, 07/15/2024	76,079
100,000	6.38%, 06/15/2026(a)	99,750
50,000	USG Corp(a) 5.50%, 03/01/2025	52,375
Principal Amount		Fair Value
Industrial — (continued)
	Valmont Industries Inc
$ 51,000	6.63%, 04/20/2020	$ 57,738
800,000	5.25%, 10/01/2054	715,130
	WESCO Distribution Inc
150,000	5.38%, 12/15/2021	151,125
50,000	5.38%, 06/15/2024(a)	50,000
52,625	Wise Metals Intermediate Holdings LLC / Wise Holdings Finance Corp(a)(d) 9.75%, 06/15/2019	28,418
150,000	Zebra Technologies Corp 7.25%, 10/15/2022	159,000
		14,534,716
Technology — 2.16%
425,000	Adobe Systems Inc 3.25%, 02/01/2025	447,554
50,000	Advanced Micro Devices Inc 7.00%, 07/01/2024	42,250
800,000	Apple Inc 3.25%, 02/23/2026	849,261
110,000	Autodesk Inc 4.38%, 06/15/2025	114,971
75,000	Blackboard Inc(a) 7.75%, 11/15/2019	63,000
175,000	BMC Software Finance Inc(a) 8.13%, 07/15/2021	131,250
2,000,000	BMC Software Inc 7.25%, 06/01/2018	1,900,000
150,000	CDW LLC / CDW Finance Corp 5.50%, 12/01/2024	154,875
	Diamond 1 Finance Corp / Diamond 2 Finance Corp(a)
200,000	4.42%, 06/15/2021	205,854
125,000	7.13%, 06/15/2024	130,553
390,000	6.02%, 06/15/2026	406,570
	Emdeon Inc
50,000	11.00%, 12/31/2019	53,188
75,000	6.00%, 02/15/2021(a)	79,594
125,000	Ensemble Merger Sub Inc(a) 9.00%, 09/30/2023	123,437
125,000	Entegris Inc(a) 6.00%, 04/01/2022	127,969
	Fidelity National Information Services Inc
805,000	3.88%, 06/05/2024	851,106
280,000	5.00%, 10/15/2025	317,864
	First Data Corp(a)
75,000	5.38%, 08/15/2023	76,163
125,000	7.00%, 12/01/2023	126,562
200,000	5.75%, 01/15/2024	198,500
210,000	Hewlett Packard Enterprise Co(a) 3.60%, 10/15/2020	219,194
175,000	Infor Software Parent LLC / Infor Software Parent Inc(a)(d) 7.13%, 05/01/2021	154,875
200,000	Infor US Inc 6.50%, 05/15/2022	188,876
260,000	Intel Corp 4.90%, 07/29/2045	302,866
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 175,000	Italics Merger Sub Inc(a) 7.13%, 07/15/2023	$ 165,812
	Micron Technology Inc(a)
75,000	5.25%, 08/01/2023	63,938
50,000	5.25%, 01/15/2024	42,375
50,000	Microsemi Corp(a) 9.13%, 04/15/2023	55,000
50,000	MSCI Inc(a) 5.75%, 08/15/2025	51,875
	NCR Corp
150,000	4.63%, 02/15/2021	148,500
50,000	6.38%, 12/15/2023	51,000
	Nuance Communications Inc(a)
125,000	5.38%, 08/15/2020	127,187
50,000	6.00%, 07/01/2024	50,250
50,000	PTC Inc 6.00%, 05/15/2024	51,750
50,000	Qorvo Inc(a) 7.00%, 12/01/2025	52,750
50,000	Sensata Technologies BV(a) 5.63%, 11/01/2024	51,906
100,000	Solera LLC / Solera Finance Inc(a) 10.50%, 03/01/2024	105,125
150,000	Southern Graphics Inc(a) 8.38%, 10/15/2020	150,000
75,000	SS&C Technologies Holdings Inc 5.88%, 07/15/2023	76,688
		8,510,488
Utilities — 3.53%
190,000	Ameren Corp 3.65%, 02/15/2026	204,873
	AmeriGas Partners LP / AmeriGas Finance Corp
50,000	5.63%, 05/20/2024	50,375
100,000	5.88%, 08/20/2026	100,250
450,000	Appalachian Power Co 3.40%, 06/01/2025	477,553
820,000	Atmos Energy Corp 4.13%, 10/15/2044	893,884
550,000	Berkshire Hathaway Energy Co 5.95%, 05/15/2037	715,526
	Calpine Corp
50,000	5.88%, 01/15/2024(a)	52,000
150,000	5.75%, 01/15/2025	145,875
400,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	458,518
	Electricite de France SA(a)
500,000	5.63%, Perpetual(b)(c)	476,250
1,225,000	5.60%, 01/27/2040	1,440,013
	Emera US Finance LP(a)
250,000	3.55%, 06/15/2026	255,810
390,000	4.75%, 06/15/2046	395,820
500,000	Enel Finance International NV(a) 6.00%, 10/07/2039	590,865
	Exelon Generation Co LLC
950,000	4.25%, 06/15/2022	1,013,232
Principal Amount		Fair Value
Utilities — (continued)
$ 250,000	5.75%, 10/01/2041	$ 259,209
1,484	FPL Energy National Wind Portfolio LLC(a) 6.13%, 03/25/2019	1,484
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	98,892
515,000	Gulf Power Co 4.55%, 10/01/2044	549,005
100,000	Iberdrola Finance Ireland Ltd 5.00%, 09/11/2019	109,842
170,000	Kansas City Power & Light Co 3.65%, 08/15/2025	179,880
1,775,000	National Fuel Gas Co 3.75%, 03/01/2023	1,723,903
	NextEra Energy Capital Holdings Inc
560,000	2.40%, 09/15/2019	571,729
400,000	2.70%, 09/15/2019	412,588
	NRG Energy Inc
175,000	6.25%, 05/01/2024	166,579
50,000	7.25%, 05/15/2026(a)	49,750
100,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	102,241
500,000	PPL Capital Funding Inc 4.70%, 06/01/2043	542,991
250,000	PPL WEM Holdings Ltd(a) 5.38%, 05/01/2021	278,370
	Sempra Energy
250,000	9.80%, 02/15/2019	300,910
300,000	3.55%, 06/15/2024	314,437
200,000	Southern Co 3.25%, 07/01/2026	207,745
250,000	TECO Finance Inc 5.15%, 03/15/2020	277,726
450,000	WEC Energy Group Inc 3.55%, 06/15/2025	482,868
		13,900,993
TOTAL CORPORATE BONDS AND NOTES — 50.98% (Cost $195,411,366)		$200,709,916
FOREIGN GOVERNMENT BONDS AND NOTES
100,000	Banco Nacional de Desenvolvimento Economico e Social(a) 6.50%, 06/10/2019	105,500
200,000	Colombia Government International Bond 4.38%, 07/12/2021	214,700
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	558,195
150,000	Dominican Republic International Bond(a) 5.88%, 04/18/2024	156,750
200,000	Export-Import Bank of China Via Avi Funding Co Ltd 3.80%, 09/16/2025	212,795
200,000	Export-Import Bank of India 3.88%, 10/02/2019	209,391
70,000	Hungary Government International Bond 4.13%, 02/19/2018	72,232
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 200,000	Indonesia Government International Bond 4.13%, 01/15/2025	$ 208,292
200,000	Industrial Bank of Korea(a) 2.00%, 04/23/2020	202,019
1,600,000	Mexico Government International Bond 4.75%, 03/08/2044	1,724,000
200,000	Republic of El Salvador 7.63%, 02/01/2041	177,000
100,000	Republic of Ghana 8.50%, 10/04/2017	101,255
50,000	Romanian Government International Bond 4.38%, 08/22/2023	53,500
100,000	South Africa Government International Bond 5.88%, 05/30/2022	111,300
	Ukraine Government International Bond(a)
165,000	7.75%, 09/01/2020	161,320
40,000	4.77%, 05/31/2040(b)	12,958
400,000	Venezuela Government International Bond 6.00%, 12/09/2020	162,500
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.13% (Cost $4,244,846)		$ 4,443,707
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.23%
3,500,000	Citigroup Commercial Mortgage Trust(b) Series 2013-GC11 Class B 3.73%, 04/10/2046	3,649,111
	Commerical Mortgage Pass Through Certificates(b)
	Series 2013-CR8 Class B
2,650,000	4.10%, 06/10/2046(a)	2,779,097
	Series 2014-LC17 Class B
450,000	4.49%, 10/10/2047	484,562
	GS Mortgage Securities Trust
	Series 2012-GCJ17 Class B
2,325,000	4.74%, 05/10/2045	2,523,586
	Series 2014-GC24 Class B
675,000	4.64%, 09/10/2047(b)	739,765
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6 Class B 3.88%, 04/10/2046	2,555,190
		12,731,311
U.S. Government Agency — 25.21%
	Federal Home Loan Mortgage Corp
27,791	5.50%, 02/01/2018	28,549
27,453	4.00%, 12/01/2020	28,423
8,738	4.50%, 04/01/2021	9,124
22,469	6.00%, 05/01/2021	23,655
19,385	4.50%, 07/01/2021	19,840
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 17,612	5.00%, 03/01/2022	$ 18,794
17,828	6.00%, 11/01/2033	20,583
13,994	6.00%, 04/01/2035	15,903
52,888	4.50%, 05/01/2035	57,863
176,809	5.50%, 08/01/2035	199,077
77,565	4.50%, 11/01/2035	84,526
13,386	6.50%, 02/01/2036	15,378
33,201	4.50%, 03/01/2036	36,318
30,515	6.00%, 03/01/2036	35,194
16,487	5.50%, 06/01/2036	18,348
90,830	5.50%, 08/01/2036	101,748
8,512	6.00%, 08/01/2037	9,675
52,126	7.00%, 08/01/2037	59,473
177,348	5.00%, 04/01/2038	195,727
489,860	5.50%, 05/01/2038	548,490
292,088	4.50%, 03/01/2039	319,848
804,940	4.50%, 05/01/2039	881,222
281,759	4.00%, 09/01/2040	302,858
769,967	5.00%, 09/01/2040	849,762
372,357	3.50%, 12/01/2040	393,110
1,576,721	4.00%, 12/01/2040	1,695,167
1,431,655	5.00%, 02/01/2041	1,584,778
2,300,144	3.50%, 12/01/2041	2,429,831
127,772	4.00%, 09/01/2043	136,868
10,586,430	4.00%, 01/01/2044	11,335,727
5,788,895	4.00%, 03/01/2044	6,195,582
2,219,146	4.50%, 04/01/2044	2,420,146
5,411,449	3.50%, 12/01/2044	5,751,106
2,016,230	4.50%, 12/01/2044	2,200,043
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(b)
	Series 2013-K25 Class B
5,625,000	3.74%, 11/25/2045	5,869,341
	Series 2015-K49 Class B
800,000	3.85%, 10/25/2048	764,438
430,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(b) Series 2014-DN2 Class M 2.10%, 04/25/2024	430,000
	Federal National Mortgage Association
19,822	5.00%, 02/01/2018	20,364
36,306	4.50%, 06/01/2018	37,242
1,717,777	3.50%, 01/01/2031	1,823,549
24,919	4.50%, 08/01/2035	27,365
50,939	6.00%, 02/01/2036	58,371
154,699	5.50%, 03/01/2036	174,006
115,275	6.50%, 06/01/2036	132,657
317,298	6.00%, 02/01/2037	362,328
142,961	6.00%, 03/01/2037	163,388
470	6.50%, 04/01/2037	541
88,530	6.00%, 08/01/2037	101,336
55,895	6.50%, 08/01/2037	67,686
1,440,408	4.50%, 07/01/2039	1,576,106
1,670,772	4.00%, 02/01/2041	1,797,150
10,790,982	4.50%, 02/01/2041	11,826,921
1,071,264	4.50%, 07/01/2041	1,169,043
915,896	4.00%, 10/01/2041	984,709
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,992,383	3.50%, 12/01/2041	$ 2,110,325
2,548,216	4.00%, 12/01/2041	2,739,271
2,499,485	3.50%, 07/01/2042	2,640,793
4,045,731	4.00%, 04/01/2044	4,336,017
6,089,939	4.00%, 01/01/2045	6,534,426
1,025,437	3.50%, 08/01/2045	1,082,564
3,566,646	3.50%, 12/01/2045	3,765,984
3,833,354	4.00%, 01/01/2046	4,112,931
339,656	3.07%, 03/01/2047(b)	356,171
	Federal National Mortgage Association Connecticut Avenue Securities(b)
	Series 2014-C02 Class 1M2
430,000	3.05%, 05/25/2024	393,189
	Series 2014-C03 Class 1M2
510,000	3.45%, 07/25/2024	480,624
	Government National Mortgage Association
1,016,388	4.00%, 02/20/2045	1,086,884
698,786	4.50%, 01/20/2046	749,834
1,995,113	3.50%, 05/20/2046	2,121,268
	Series 2011-H15 Class FA
1,353,822	0.89%, 06/20/2061(b)	1,343,962
		99,263,520
TOTAL MORTGAGE-BACKED SECURITIES — 28.44% (Cost $109,304,109)		$111,994,831
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
2,550,000	0.13%, 04/15/2019	2,658,805
2,200,000	0.13%, 01/15/2022	2,370,218
2,410,000	0.13%, 07/15/2022(e)	2,563,919
3,000,000	0.63%, 01/15/2024	3,220,580
	United States Treasury Note/Bond
1,300,000	1.13%, 04/30/2020	1,312,747
1,740,000	1.63%, 06/30/2020	1,789,345
580,000	2.00%, 07/31/2020	605,307
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 1,500,000	2.13%, 08/31/2020	$ 1,573,242
355,000	1.75%, 10/31/2020	366,940
300,000	2.00%, 11/30/2020	313,488
615,000	1.88%, 08/31/2022	639,192
1,235,000	1.75%, 09/30/2022	1,274,125
4,700,000	1.88%, 10/31/2022	4,883,779
2,000,000	1.75%, 01/31/2023	2,061,406
2,705,000	2.38%, 08/15/2024	2,911,678
13,865,000	2.00%, 02/15/2025	14,506,256
280,000	2.13%, 05/15/2025	295,761
1,740,000	2.00%, 08/15/2025	1,819,048
2,990,000	2.25%, 11/15/2025	3,189,956
1,330,000	1.63%, 02/15/2026	1,344,963
200,000	3.38%, 05/15/2044	246,492
480,000	3.13%, 08/15/2044	565,012
3,900,000	3.00%, 11/15/2044	4,484,087
6,800,000	2.50%, 02/15/2045	7,079,704
2,445,000	2.88%, 08/15/2045	2,745,469
2,190,000	3.00%, 11/15/2045	2,518,158
TOTAL U.S. TREASURY BONDS AND NOTES — 17.10% (Cost $63,565,355)		$ 67,339,677
Shares
EXCHANGE TRADED FUNDS
11,200	iShares JP Morgan USD Emerging Markets Bond ETF	1,289,680

EXCHANGE TRADED FUNDS — 0.33% (Cost $1,257,557)		$ 1,289,680
TOTAL INVESTMENTS — 98.42% (Cost $375,508,169)		$387,506,265
OTHER ASSETS & LIABILITIES, NET — 1.58%		$ 6,230,797
TOTAL NET ASSETS — 100.00%		$393,737,062
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2016, the aggregate cost and fair value of 144A securities was $58,332,180 and $59,914,888, respectively, representing 15.22% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2016.
(c)	Security has no contractual maturity date and pays an indefinite stream of interest.
(d)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
ETF	Exchange Traded Fund
LP	Limited Partnership
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of June 30, 2016 (Unaudited)
At June 30, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note Short Futures	161	USD	35,311,828	September 2016	$ (135,500)
U.S. 5 Year Treasury Note Long Futures	579	USD	70,732,992	September 2016	1,192,015
U.S. 10 Year Treasury Note Short Futures	741	USD	98,541,422	September 2016	(2,411,307)
U.S. 10 Year Ultra Short Futures	8	USD	1,165,375	September 2016	(24,875)
U.S. Ultra Bond Long Futures	32	USD	5,964,000	September 2016	282,156
				Net Depreciation	$(1,097,511)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2016 (Unaudited)
Great-West Federated Bond Fund
ASSETS:
Investments in securities, fair value(a)	$387,506,265
Cash	64,824
Subscriptions receivable	118,201
Receivable for investments sold	3,719,905
Variation margin on futures contracts	56,150
Interest receivable	3,122,055
Total Assets	394,587,400
LIABILITIES:
Payable to investment adviser	112,712
Payable for administrative services fees	8,955
Redemptions payable	218,592
Payable for investments purchased	510,079
Total Liabilities	850,338
NET ASSETS	$393,737,062
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,951,715
Paid-in capital in excess of par	387,749,893
Net unrealized appreciation	10,900,585
Undistributed net investment income	1,931,114
Accumulated net realized loss	(10,796,245)
NET ASSETS	$393,737,062
NET ASSETS BY CLASS
Initial Class	$31,293,735
Institutional Class	$362,443,327
CAPITAL STOCK:
Authorized
Initial Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	2,921,653
Institutional Class	36,595,497
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$10.71
Institutional Class	$9.90
(a) Cost of investments	$375,508,169
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2016 (Unaudited)
Great-West Federated Bond Fund
INVESTMENT INCOME:
Interest	$7,137,239
Dividends	18,631
Total Income	7,155,870
EXPENSES:
Management fees	693,630
Administrative services fees – Initial Class	53,943
Total Expenses	747,573
NET INVESTMENT INCOME	6,408,297
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(404,568)
Net realized loss on futures contracts	(3,851,430)
Net Realized Loss	(4,255,998)
Net change in unrealized appreciation on investments	20,523,219
Net change in unrealized depreciation on futures contracts	(1,031,087)
Net Change in Unrealized Appreciation	19,492,132
Net Realized and Unrealized Gain	15,236,134
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,644,431
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2016 and fiscal year ended December 31, 2015
Great-West Federated Bond Fund	2016 (Unaudited)	2015
OPERATIONS:
Net investment income	$6,408,297	$13,531,978
Net realized loss	(4,255,998)	(726,483)
Net change in unrealized appreciation (depreciation)	19,492,132	(15,891,460)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,644,431	(3,085,965)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(397,248)	(3,170,988)
Institutional Class	(5,690,662)	(10,363,237)
From net investment income	(6,087,910)	(13,534,225)
Total Distributions	(6,087,910)	(13,534,225)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	3,677,700	44,162,474
Institutional Class	40,837,656	489,302,152
Shares issued in reinvestment of distributions
Initial Class	397,248	3,170,988
Institutional Class	5,690,662	10,363,237
Shares redeemed
Initial Class	(6,330,888)	(499,379,325)
Institutional Class	(80,424,266)	(98,129,394)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(36,151,888)	(50,509,868)
Total Decrease in Net Assets	(20,595,367)	(67,130,058)
NET ASSETS:
Beginning of Period	414,332,429	481,462,487
End of Period(a)	$393,737,062	$414,332,429
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	352,639	4,096,865
Institutional Class	4,223,738	49,127,511
Shares issued in reinvestment of distributions
Initial Class	37,726	295,529
Institutional Class	584,287	1,069,272
Shares redeemed
Initial Class	(608,176)	(46,246,979)
Institutional Class	(8,316,780)	(10,092,531)
Net Decrease	(3,726,566)	(1,750,333)
(a) Including undistributed net investment income:	$1,931,114	$1,610,727
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(a)
Initial Class
06/30/2016	$10.29	0.15 (b)	0.41	0.56	(0.14)	-	(0.14)	$10.71	5.43% (c)
12/31/2015	$10.70	0.28 (b)	(0.40)	(0.12)	(0.29)	-	(0.29)	$10.29	(1.17%)
12/31/2014	$10.45	0.29 (b)	0.25	0.54	(0.29)	-	(0.29)	$10.70	5.20%
12/31/2013	$10.95	0.25 (b)	(0.50)	(0.25)	(0.21)	(0.04)	(0.25)	$10.45	(2.21%)
12/31/2012	$10.77	0.28 (b)	0.37	0.65	(0.35)	(0.12)	(0.47)	$10.95	6.08%
12/31/2011	$10.54	0.37	0.24	0.61	(0.37)	(0.01)	(0.38)	$10.77	5.85%
Institutional Class
06/30/2016	$ 9.53	0.16 (b)	0.36	0.52	(0.15)	-	(0.15)	$ 9.90	5.53% (c)
12/31/2015 (d)	$10.00	0.21 (b)	(0.43)	(0.22)	(0.25)	-	(0.25)	$ 9.53	(2.19%) (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Initial Class
06/30/2016	$ 31,294	0.70% (f)	0.70% (f)	N/A	2.92% (f)	19% (c)
12/31/2015	$ 32,305	0.70%	0.70%	N/A	2.64%	49%
12/31/2014	$481,462	0.70%	0.70%	N/A	2.74%	57%
12/31/2013	$418,088	0.70%	0.70%	2.32%	2.32%	92%
12/31/2012	$492,889	0.70%	0.70%	2.57%	2.57%	70%
12/31/2011	$314,367	0.70%	0.70%	3.45%	3.45%	78%
Institutional Class
06/30/2016	$362,443	0.35% (f)	0.35% (f)	N/A	3.27% (f)	19% (c)
12/31/2015 (d)	$382,028	0.35% (f)	0.35% (f)	N/A	3.25% (f)	49%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Not annualized for periods less than one full year.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Semi-Annual Report - June 30, 2016

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Exchange Traded Funds, Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2016

As of June 30, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 1,728,454	$ —	$ 1,728,454
Corporate Bonds and Notes	—	200,709,916	—	200,709,916
Foreign Government Bonds and Notes	—	4,443,707	—	4,443,707
Mortgage-Backed Securities	—	111,994,831	—	111,994,831
U.S. Treasury Bonds and Notes	—	67,339,677	—	67,339,677
Exchange Traded Funds	1,289,680	—	—	1,289,680
Total investments, at fair value:	1,289,680	386,216,585	0	387,506,265
Other Financial Investments:
Futures Contracts(a)	1,474,171	—	—	1,474,171
Total Assets	$ 2,763,851	$ 386,216,585	$ 0	$ 388,980,436
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (2,571,682)	$ —	$ —	$ (2,571,682)
Total Liabilities	$ (2,571,682)	$ 0	$ 0	$ (2,571,682)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2016

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2016 were as follows:
Federal tax cost of investments	$375,555,744
Gross unrealized appreciation on investments	15,363,109
Gross unrealized depreciation on investments	(3,412,588)
Net unrealized appreciation on investments	$11,950,521
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 30, 2016

Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 2,026 futures contracts for the reporting period.
Valuation of derivative investments as of June 30, 2016 is as follows:
Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized depreciation	$(1,097,511) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(3,851,430)	Net change in unrealized depreciation on futures contracts	$(1,031,087)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.35% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Federated Investment Management Company. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $194,106 for the period ended June 30, 2016.

Semi-Annual Report - June 30, 2016

4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $32,285,512 and $61,402,047, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $40,142,103 and $42,495,235, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of June 30, 2016.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2016

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 15, 2016 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Federated Investment Management Company (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Federated Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 16, 2016, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 and GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Initial Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that, although for the one-, three- and five-year periods ended December 31, 2015, the Fund was in the fourth, fourth and third quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers), the Fund was in the second quartile for the ten-year period ended December 31, 2015. The Board further noted that, although the Fund underperformed its benchmark index for the one-, three-, and five-year periods ended December 31, 2015, it outperformed its benchmark index for the ten-year period ended December 31, 2015. In determining to approve the continuation of the Agreements, the Board also considered GWCM’s representation that it is monitoring closely the performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were less than the average and median contractual management fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was below the average and median of its peer group and peer universe and in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser and noted that where the fee charged to GWCM was higher than that charged to other clients, the Board determined that the fee charged to GWCM was reasonable.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:August 25, 2016
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 25, 2016